UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              BSW Wealth Partners
               Address:           2336 Pearl Street
                                  Boulder, CO 80302

             13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Raliegh D. Riddoch
Title:              Financial Advisor
Phone:              303-444-9696
Signature,          Place,              and Date of Signing,


Raliegh D. Riddoch  Boulder, CO         November 12, 2012.

Report Type:          [X] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   41
Form 13F Information Table Value Total:   $104,544

List of Other Included Managers:

None






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FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AT & T Inc New             COM               00206R102       411    10903 SH      SOLE                             10903
Apple Inc		   COM               037833100       592      887 SH      SOLE                               887
Array Biopharma Inc        COM               04269X105       129    22046 SH      SOLE                             22046
Berkshire Hathaway B New   COM               084670702       246     2784 SH      SOLE                              2784
Chevron Corporation        COM               166764100       749     6426 SH      SOLE                              6426
Citigroup Inc Com New      COM               172967424       229     7002 SH      SOLE                              7002
Cobiz Financial Inc        COM               190897108       543    77547 SH      SOLE                             77547
Coca Cola Company          COM               191216100       809    21328 SH      SOLE                             21328
Disney Walt Company        COM               254687106       536    10255 SH      SOLE                             10255
EMC Corp Mass              COM               268648102      1881    68975 SH      SOLE                             68975
Exxon Mobile Corporation   COM               30231G102      1590    17383 SH      SOLE                             17383
General Electric Company   COM               369604103       895    39416 SH      SOLE                             39416
Grainger W W Inc           COM               384802104       489     2349 SH      SOLE                              2349
Hospitality Pptys Trust    COM               44106M102       238    10000 SH      SOLE                             10000
Intl Business Machines     COM               459200101       938     4523 SH      SOLE                              4523
Ishares Gold Trust         GOLD ETF          464285105      2467   142837 SH      SOLE                            142837
Ishares MSCI ACWI Idx      Equity ETF        464288257      8296   177683 SH      SOLE                            177683
Ishares MSCI Emrg Mkt Fd   EQUITY ETF        464287234     10574   255871 SH      SOLE                            255871
Ishares MSCI Gwth Idx Fd   EQUITY ETF        464288885      2741    48524 SH      SOLE                             48524
Ishares Silver Trust       SILVER ETF        46428Q109       295     8807 SH      SOLE                              8807
Ishares Tr Barclays Fund   BOND ETF          464287226      1727    15361 SH      SOLE                             15361
Ishares Tr Barclays Tips   BOND ETF          464287176       986     8096 SH      SOLE                              8096
Ishares Tr Dow Jones       Equity ETF        464288448      1272    40234 SH      SOLE                             40234
Ishares Tr Msci EAFE Fd    EQUITY ETF        464287465     16675   314625 SH      SOLE                            314625
Ishares Tr Russell 2000    EQUITY ETF        464287655      2231    26737 SH      SOLE                             26737
Ishares Trust S&P 500      EQUITY ETF        464287200       559     3873 SH      SOLE                              3873
Johnson & Johnson Com      COM               478160104       216     3132 SH      SOLE                              3132
Piedmont Office Rlty Tr    COM               720190206       934    53881 SH      SOLE                             53881
Powershares Exch Td Fd     EQUITY ETF        73935X716      9518   626208 SH      SOLE                            626208
Praxair Inc                COM               74005P104       519     5000 SH      SOLE                              5000
SPDR S&P 500 Etf Tr        EQUITY ETF        78462F103     21919   152250 SH      SOLE                            152250
SCH US AGG Bnd Etf         BOND ETF          808524839      1870    35408 SH      SOLE                             35408
Sector Spdr Tr Con Stpls   EQUITY ETF        81369Y308       641    17902 SH      SOLE                             17902
Senesco Tech Inc New       COM               817208408        23   107960 SH      SOLE                            107960
SPDR Gold Trust            GOLD ETF          78463V107      8279    48166 SH      SOLE                             48166
SPDR Index Glb Nat Resrce  EQUITY ETF        78463X541       236     4652 SH      SOLE                              4652
Travelers Companies        COM               89417E109       558     8179 SH      SOLE                              8179
VF Corporation             COM               918204108       416     2613 SH      SOLE                              2613
Vanguard Large Cap         EQUITY ETF        922908637       213     3250 SH      SOLE                              3250
Vanguard Small Cap         EQUITY ETF        922908751       530     6610 SH      SOLE                              6610
Vanguard Total World       EQUITY ETF        922042742       572    11903 SH      SOLE                             11903

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